PREPAID LAND LEASE PAYMENT (Tables)	12 Months Ended
Dec. 31, 2012
PREPAID LAND LEASE PAYMENT [Abstract]
Schedule of Prepaid Land Lease Payment

	As of December 31,
	2011	2012
	RMB	RMB	US$
Prepaid land lease payment	-	44,656	7,168
Less: accumulated amortization	-	(447)	(72)

Net carrying value	-	44,209	7,096